Shareholder Fees {- Fidelity Pennsylvania Municipal Money Market Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-10 | Fidelity Pennsylvania Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none